Leases (Details) ¥ in Thousands, $ in Thousands	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Jun. 01, 2023 JPY (¥)	Jun. 01, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Leases [Abstract]
Operating lease ROU asset	¥ 466,432	$ 3,080	¥ 485,848	$ 3,208	¥ 46,046
Operating lease liability	509,298	3,363	¥ 485,848	$ 3,208
Borrowing rate of percentage			2.95%	2.95%
Security deposit	¥ 137,562	$ 908